Other income	12 Months Ended
Dec. 31, 2025
Other income and other expenses [Abstract]
Other income and other expenses
16.	Other income

	For the Year Ended December 31,
	2025	2024	2023

Other income
Cancellation of legal fees payable (1)	$73,282,276	$-	$-
Gain on sale of property, plant and equipment	-	-	100
VAT revaluation	4,388,434	6,335,345	4,283,151
Insurance recovery	-	-	1,549,313
Key Money Amortization	4,507,998	3,588,919	1,705,089
Gain in sale of equipment	-	157,032,407	-
Others	1,603,155	23,278,616	18,022,899

Total other income	$83,781,863	$190,235,287	$25,560,552